Summary of Significant Accounting Policies - Schedule of Selling Commissions, Dealer Manager Fees And Stockholder Servicing (Details)	Sep. 30, 2021	Dec. 31, 2020
Class T Shares (Member)
Significant Accounting Policies [Line Items]
Selling commissions and dealer manager fees (% of transaction price)		3.50%
Stockholder servicing fee (% of NAV)	0.85%	0.85%
Class T Shares (Member) | Maximum
Significant Accounting Policies [Line Items]
Selling commissions and dealer manager fees (% of transaction price)	3.50%
Class S Shares (Member)
Significant Accounting Policies [Line Items]
Selling commissions and dealer manager fees (% of transaction price)		3.50%
Stockholder servicing fee (% of NAV)	0.85%	0.85%
Class S Shares (Member) | Maximum
Significant Accounting Policies [Line Items]
Selling commissions and dealer manager fees (% of transaction price)	3.50%
Class D Shares (Member)
Significant Accounting Policies [Line Items]
Selling commissions and dealer manager fees (% of transaction price)		1.50%
Stockholder servicing fee (% of NAV)	0.25%	0.25%
Class D Shares (Member) | Maximum
Significant Accounting Policies [Line Items]
Selling commissions and dealer manager fees (% of transaction price)	1.50%